Financial Instruments - Schedule of Assets and Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Cash	$ 6,289	$ 8,366	$ 11,409	$ 30,047
Investment	0	115
Total assets	78,687	77,813
Liabilities	$ (28,869)	$ (20,010)